RELATED PARTY BALANCES AND TRANSACTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

7. RELATED PARTY BALANCES AND TRANSACTIONS

As of December 31, 2025, the Company had the following major related party transactions:

Name of related parties	Relationship with Company
Wanhai Liu	Stockholder of Xilin Online (Beijing) E-commerce Co., Ltd
Tianyong Lv	Manager of Xilin Online (Beijing) E-commerce Co., Ltd
Shengqing Li	Manager of Shenzhen Zhimeng Qiyang Technology Co., Ltd.
Hongfang Xie	Stockholder of Shanghai Huomao Cultural Development Co., Ltd.
Wenlong Tong	President of CIMG Inc.
Wenwen Yu	Director of Wewin Technology LLC
Yujie Liu	The stockholders of CIMG
Yanli Hou	Director of CIMG Inc.

(a) Significant transactions with related parties

Name of related parties	Related party transactions	Three months ended December 31, 2025
Wanhai Liu	Loan advanced to Xilin Online (Beijing) E-commerce Co., Ltd	$436
Tianyong Lv	Loan advanced to Xilin Online (Beijing) E-commerce Co., Ltd	185
Shengqing Li	Loan advanced to Shenzhen Zhimeng Qiyang Technology Co., Ltd.	5,564
Hongfang Xie	Loan advanced to Shanghai Huomao Cultural Development Co., Ltd.	6,058
Hongfang Xie	Loan advanced to Guizhou Zhutai Huomao Liquor Industry Co., Ltd.	4,420
Yujie Liu	Loan advanced to Zhongyan Shangyue Technology Co., Ltd	213,198
Yujie Liu	Loan advanced to Henan Zhongyan Shangyue Technology Co., Ltd	52,729
Wenwen Yu	Loan advanced to CIMG Inc.	57,500
Dada Business Trading Co., Limited	Loan advanced to CIMG Inc.	249,681
Metaverse Intelligence Tech Ltd	Loan advanced to CIMG Inc.	250,000
YY Tech Inc.	Loan advanced to CIMG Inc.	3,862
Yanqing Chen	Loan advanced to CIMG Inc.	139,546
Wenlong Tong	Loan advanced to Zhongyan Shangyue Technology Co., Ltd	2,750
Wenwen Yu	Loan advanced from Wewin Technology LLC.	(76,967)
Yanli Hou	Loan advanced from Zhongyan Shangyue Technology Co., Ltd	(42,041)

Nature of Related Party Transactions

As of December 31, 2025, the Company and its subsidiaries entered into certain transactions with related parties in the ordinary course of business. These transactions primarily consisted of advances made by related parties to settle operating and administrative expenses on behalf of the Company’s subsidiaries, as well as financing arrangements entered into with related parties.

Except as otherwise disclosed, all advances from or to related parties were unsecured, non-interest bearing, and had no fixed repayment terms. Management believes that the terms of these transactions are not materially different from those that could have been obtained from independent third parties under similar circumstances.

(b) Balances with related parties

December 31, 2025
Wenlong Tong	$15,911
Wenwen Yu	150,762
Yanli Hou	42,041
Total amounts due from related parties	208,714

Wanhai Liu	$12,698
Tianyong Lv	12,940
Shengqing Li	191,329
Hongfang Xie	11,171
Wenwen Yu	57,500
Yujie Liu	265,928
Dada Business Trading Co., Limited	249,681
Metaverse Intelligence Tech Ltd	250,000
YY Tech Inc.	3,862
Yanqing Chen	139,546
Total amounts due to related parties	1,194,655

The amounts due from and due to related parties primarily arose from payments made on behalf of the Company or its subsidiaries for operating, administrative, and legal expenses, as well as advances and settlements in the ordinary course of business. Such balances are recorded at their original amounts, which approximate fair value due to their short-term nature.

As of the date of issuance of these financial statements, management does not expect any material credit losses in respect of amounts due from related parties.

7. RELATED PARTY BALANCES AND TRANSACTIONS

During the years ended September 30, 2025 and 2024, respectively, other than disclosed elsewhere, the Company had the following major related party transactions:

Name of related parties	Relationship with Company
Wanhai Liu	Stockholder of Xilin Online (Beijing) E-commerce Co., Ltd
Tianyong Lv	Manager of Xilin Online (Beijing) E-commerce Co., Ltd
Shengqing Li	Manager of Shenzhen Zhimeng Qiyang Technology Co., Ltd.
Hongfang Xie	Stockholder of Shanghai Huomao Cultural Development Co., Ltd.
Wenlong Tong	President of CIMG Inc.
Wenwen Yu	Director of Wewin Technology LLC
Metaverse Intelligence Tech Ltd.	An entity whose owner is a director of Wewin Technology LLC

(a) Significant transactions with related parties

Name of related parties	Related party transactions	Year Ended September 30, 2025	Year Ended September 30, 2024
Wanhai Liu	Loan advanced to Xilin Online (Beijing) E-commerce Co., Ltd	$12,262	$-
Tianyong Lv	Loan advanced to Xilin Online (Beijing) E-commerce Co., Ltd	12,754	-
Shengqing Li	Loan advanced to Shenzhen Zhimeng Qiyang Technology Co., Ltd.	185,765	-
Hongfang Xie	Loan advanced to Shanghai Huomao Cultural Development Co., Ltd.	56	-
Hongfang Xie	Loan advanced to Guizhou Zhutai Huomao Liquor Industry Co., Ltd.	637	-
Wenlong Tong	Loan advanced from Zhongyan Shangyue Technology Co., Ltd	(18,662)	-
Wenwen Yu	Loan advanced from Wewin Technology LLC.	(73,795)	7,500
Metaverse Intelligence Tech Ltd	Convertible notes with CIMG INC	3,693,041	300,000

Nature of Related Party Transactions

During the years ended September 30, 2025 and 2024, the Company and its subsidiaries entered into certain transactions with related parties in the ordinary course of business. These transactions primarily consisted of advances made by related parties to settle operating and administrative expenses on behalf of the Company’s subsidiaries, as well as financing arrangements entered into with related parties.

Except as otherwise disclosed, all advances from or to related parties were unsecured, non-interest bearing, and had no fixed repayment terms. Management believes that the terms of these transactions are not materially different from those that could have been obtained from independent third parties under similar circumstances.

(b) Balances with related parties

	September 30,
	2025	2024
Wenlong Tong	$18,662	$-
Wenwen Yu	73,795	-
Total amounts due from related parties	92,457	-

Wanhai Liu	$12,263	$-
Tianyong Lv	12,754	-
Shengqing Li	185,765	-
Hongfang Xie	693	-
Wenwen Yu	-	7,500
Total amounts due to related parties	211,475	7,500

Metaverse Intelligence Tech Ltd.	$3,693,041	$319,220
Conversion to common stock	(1,855,000)	-
Total convertible notes – related party	1,838,041	319,220

The amounts due from and due to related parties primarily arose from payments made on behalf of the Company or its subsidiaries for operating, administrative, and legal expenses, as well as advances and settlements in the ordinary course of business. Such balances are recorded at their original amounts, which approximate fair value due to their short-term nature.

As of the date of issuance of these financial statements, management does not expect any material credit losses in respect of amounts due from related parties.